Cover - shares	12 Months Ended
	Jun. 30, 2026	Oct. 16, 2026
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	true
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	CLPS Incorporation
Entity Central Index Key	0001724542
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38505
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Common Shares, par value $0.0001
Trading Symbol	CLPS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		29,860,906
Amendment Description	CLPS Incorporation (the “Company”) is filing this Amendment No. 1 on Form 20-F (“Amendment No. 1”) to amend its Annual Report on Form 20-F for the fiscal year ended June 30, 2026 (the “Original Form 20-F”), which was originally filed with the Securities and Exchange Commission (“SEC”) on October 16, 2026.This Amendment No. 1 is being filed solely to provide an updated Exhibit 23.1 (Consent of Ernst & Young Hua Ming LLP) to correct an administrative error in such Exhibit 23.1 in the Original Form 20-F, where the conformed signature of Ernst & Young Hua Ming LLP was inadvertently omitted. The updated consent is included with this Amendment No. 1.This Amendment No. 1 speaks as of the date of the Original Form 20-F. Except as described above, the Company has not modified or updated disclosures made in the Original Form 20-F in this Amendment No. 1. Accordingly, this Amendment No. 1 does not reflect events occurring after the filing of the Original Form 20-F or modify or update any disclosures affected by subsequent events.This Amendment No. 1 consists of a cover page, this explanatory note, the signature page, Exhibits 12.1, 12.2 and 13.1 (new certifications by the Company’s principal executive officer and principal financial officer as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended) and the updated Exhibit 23.1.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	(852)
Local Phone Number	37073600
Contact Personnel Name	Raymond Ming Hui Lin